Investments - Amortized Cost, Gross Unrealized Gains and Losses, and Fair Value of Available-for-Sale Securities (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2022	Mar. 31, 2022
Schedule of Investments [Line Items]
Fair value, available-for-sale securities	¥ 23,743,660	¥ 31,673,890
Net of Allowance for Credit Loss [Member]
Schedule of Investments [Line Items]
Amortised cost net of allowance for credit loss available for sale securities	0	34,326
Debt securities | Negotiable certificates of deposits, asset- backed securities and collateral loan obligations
Schedule of Investments [Line Items]
Fair value, available-for-sale securities	226,762	247,762
Debt securities | Japanese agency mortgage-backed securities | Agency mortgage-backed securities
Schedule of Investments [Line Items]
Fair value, available-for-sale securities	494,324	450,507
Debt securities | Foreign agency mortgage-backed securities | Agency mortgage-backed securities
Schedule of Investments [Line Items]
Fair value, available-for-sale securities	34	33
Available-for sale and held-to-maturity securities | Accrued income
Schedule of Investments [Line Items]
Accrued interest receivables	¥ 5,274	¥ 4,702